SHARE-BASED COMPENSATION - Expense (Details) - Options - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 3,103,243	¥ 2,253,210	¥ 3,949,371
Total unrecognized compensation expense		¥ 2,353,574
Weighted average period over which unrecognized compensation expense is expected to be recognized		3 years 6 months 15 days
Research and development
SHARE-BASED COMPENSATION
Total-share based compensation expense	476,994	¥ 157,355	113,499
Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	272,568	70,915	64,856
General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 2,353,681	¥ 2,024,940	¥ 3,771,016